Loans Receivable and Allowance for Loan Losses- Summary of loan portfolio (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (8,603)	$ (8,382)		$ (7,941)
Loans receivable, net	646,583	621,830		520,792
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	553,457	536,628		473,229
Total loans	657,161	632,012		530,050
Allowance for loan losses	(8,603)	(8,382)	(8,134)	(7,941)	(6,425)	(5,440)
Deferred loan origination fees, net	(1,991)	(1,816)		(1,338)
Unamortized loan premiums	16	16		21
Loans receivable, net	646,583	621,830		520,792
Loans receivable | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		537,844
Loans receivable | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	158,905	155,874		144,288
Total loans	158,905	155,874		144,288
Allowance for loan losses	(1,298)	(1,310)	(1,264)	(1,230)	(1,290)	(1,053)
Loans receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	332,007	315,762		284,763
Total loans	332,007	315,762		284,763
Allowance for loan losses	(3,767)	(3,616)	(3,887)	(3,842)	(2,519)	(1,806)
Loans receivable | Commercial | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		316,533
Total loans		316,533
Loans receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	48,996	51,495		33,148
Total loans	48,996	51,495		33,148
Allowance for loan losses	(1,012)	(1,032)	(933)	(929)	(1,007)	(951)
Loans receivable | Construction | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		51,545
Total loans		51,545
Loans receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	13,549	13,497		11,030
Total loans	13,549	13,497		11,030
Allowance for loan losses	(192)	(190)	(214)	(220)	(274)	(313)
Loans receivable | Home equity | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		13,892
Total loans		13,892
Loans receivable | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	103,154	94,547		56,764
Allowance for loan losses	(2,331)	(2,225)	(1,821)	(1,718)	(1,317)	(744)
Loans receivable | Commercial business | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		93,566
Loans receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	550	837		57
Allowance for loan losses	(3)	(9)	(15)	(2)	(11)	(20)
Loans receivable | Consumer | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		602
Loans receivable | Originated
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	536,646	515,509
Total loans	637,414	607,907
Allowance for loan losses	(8,603)	(8,382)		(7,941)
Deferred loan origination fees, net	(1,991)	(1,785)
Unamortized loan premiums	16	16
Loans receivable, net	626,836	597,756
Loans receivable | Originated | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	158,905	155,874
Total loans	158,905	155,874		144,288
Allowance for loan losses	(1,298)	(1,310)		(1,230)
Loans receivable | Originated | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	323,849	305,823
Total loans	323,849	305,823		284,763
Allowance for loan losses	(3,767)	(3,616)		(3,842)
Loans receivable | Originated | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	44,158	44,187
Total loans	44,158	44,187		33,148
Allowance for loan losses	(1,012)	(1,032)		(929)
Loans receivable | Originated | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	9,734	9,625
Total loans	9,734	9,625		11,030
Allowance for loan losses	(192)	(190)		(220)
Loans receivable | Originated | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	100,701	92,173		56,764
Allowance for loan losses	(2,331)	(2,225)		(1,718)
Loans receivable | Originated | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	67	225		57
Allowance for loan losses	(3)	(9)		(2)
Loans receivable | Acquired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	16,811	21,119
Total loans	19,747	24,105
Allowance for loan losses
Deferred loan origination fees, net		(31)
Unamortized loan premiums
Loans receivable, net	19,747	24,074
Loans receivable | Acquired | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		22,335
Loans receivable | Acquired | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans
Total loans
Allowance for loan losses
Loans receivable | Acquired | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	8,158	9,939
Total loans	8,158	9,939
Allowance for loan losses
Loans receivable | Acquired | Commercial | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		10,710
Total loans		10,710
Loans receivable | Acquired | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	4,838	7,308
Total loans	4,838	7,308
Allowance for loan losses
Loans receivable | Acquired | Construction | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		7,358
Total loans		7,358
Loans receivable | Acquired | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	3,815	3,872
Total loans	3,815	3,872
Allowance for loan losses
Loans receivable | Acquired | Home equity | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans		4,267
Total loans		4,267
Loans receivable | Acquired | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,453	2,374
Allowance for loan losses
Loans receivable | Acquired | Commercial business | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		1,393
Loans receivable | Acquired | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	483	612
Allowance for loan losses
Loans receivable | Acquired | Consumer | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 377